Net earnings per share (Tables)	12 Months Ended
Dec. 31, 2014
Net earnings per share
Schedule of computation of basic and diluted earnings per ordinary share

	For the years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Numerator:
Amount attributable to the Company's shareholders:
Income from continuing operations, net of tax	570,864,921	420,447,426	471,390,134
(Loss) / income from discontinued operations, net of tax	(30,214,733)	121,966,207	—

Net income	540,650,188	542,413,633	471,390,134

Denominator:
Weighted-average number of ordinary shares outstanding, basic	239,119,233	243,958,465	247,943,431
Effect of dilutive share options	3,376,427	3,754,433	4,995,976

Weighted-average number of ordinary shares outstanding, diluted	242,495,660	247,712,898	252,939,407

Net earnings per ordinary share , basic
Continuing operations	2.39	1.72	1.90
Discontinued operations	(0.13)	0.50	—

Total earnings per ordinary share, basic	2.26	2.22	1.90

Net earnings per ordinary share, diluted
Continuing operations	2.35	1.70	1.86
Discontinued operations	(0.12)	0.49	—

Total earnings per ordinary share, diluted	2.23	2.19	1.86